Securitizations and Variable Interest Entities - Additional Information (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 365	¥ 407
Debt securities issued by SPEs with an initial fair value	1,423	1,783
Cash inflows from third parties on the sale of debt securities	830	951
Cumulative balance of financial assets transferred to SPEs	5,035	4,109
Retained interests	215	300
Interests held in SPEs	40	26
Outstanding collateral service agreements and written credit default swap agreements	¥ 4	¥ 18
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect	20.00%	20.00%